INTEREST-BEARING LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2024
INTEREST-BEARING LIABILITIES
Schedule of interest-bearing liabilities

In millions	Consolidated statement of financial position value September 30, 2024	Nominal interest rates
Loans from financial institutions	$2,189.1	Long term 6.54% - 7.85% Short term 3.00% - 6.02%
Lease liabilities	516.6	5.66%
Other interest-bearing liabilities	81.7	5.06% - 5.28%
Total	$2,787.4

In millions	Consolidated statement of financial position value December 31, 2023	Nominal interest rates
Loans from financial institutions	$2,154.4	Long term 7.65%, Short term 6.68% - 8.10%
Loans from related parties	4,077.0	5.68%, 8.20%
Lease liabilities	339.8	5.24%
Other interest-bearing liabilities	90.0	7.86%
Total	$6,661.2